SHARE BASED PAYMENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands																1 Months Ended								12 Months Ended
	Jul. 10, 2016	Mar. 10, 2016	Feb. 12, 2016	May 12, 2015	May 12, 2015	Aug. 01, 2014	Jun. 09, 2014	Jun. 01, 2014	May 31, 2014	Apr. 15, 2014	Nov. 01, 2012	Sep. 01, 2012	Jun. 07, 2011	Jul. 10, 2009	Jul. 02, 2007	Dec. 31, 2015	Oct. 31, 2015	Jun. 30, 2014	Nov. 30, 2012	Aug. 23, 2011	Mar. 22, 2011	Nov. 29, 2007	Jul. 20, 2007	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 22, 2013	Mar. 18, 2011	Dec. 29, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested																					300,000
Options exercisable																								7,373,036
Options vested and expected to vest																								7,680,203
Options vested immediately																			60,000
Share-based compensation expense																								$ 773	$ 567	$ 1,281
Intrinsic value of options exercised during the period																								1,928	7,039	442
Fair value of options vested																								694	649	357
Unrecognized compensation cost																$ 843								$ 390	$ 843
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																								6 months	1 year 8 months 1 day
Options Granted on July 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average grant-date fair value										$ 0.21
Options Granted On November2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average grant-date fair value										$ 0.21
Non Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						50,000
2012 stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized																			6,000,000
Options granted						140,000		2,376,620			20,000						50,000		60,000
Exercise price						$ 1.045		$ 1.025											$ 1.11
Expiration date of options	Dec. 31, 2016	Dec. 31, 2016															Jan. 31, 2016		Nov. 30, 2012
Contract life						5 years
Granted, Weighted average grant-date fair value	$ 0.38	$ 1.67
Options vested and expected to vest																	20,830
Options vested immediately											20,000
AllocatedShareBasedCompensationExpense																								$ 79
Options cancelled																	29,170
Stock Issued During Period, Shares, Share-based Compensation, Gross	2,139,918	685,000
2012 stock incentive plan [Member] | Nonemployee Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
AllocatedShareBasedCompensationExpense																								$ 179
2012 stock incentive plan [Member] | Non Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				660,000	100,000													200,000
Exercise price				$ 1.675
Contract life				5 years
Options vested and expected to vest				16,664	16,664
2012 stock incentive plan [Member] | Two Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				200,000
Exercise price			$ 1.12
Expiration date of options			Jan. 31, 2016													Feb. 12, 2016
Options vested																3,332
Options cancelled			83,336													150,002
Unvested options			$ 166,668
2012 stock incentive plan [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																									100,000
2007 stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized															12,000,000														17,000,000
Options granted												1,857,538
Exercise price												$ 0.72
Contract life												5 years
Granted, Weighted average grant-date fair value							$ 0.25		$ 0.43
Options vested									1,282,098
Options cancelled									575,440
2007 stock incentive plan [Member] | Options Granted on July 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
AllocatedShareBasedCompensationExpense																										4
2007 stock incentive plan [Member] | Options Granted on July 2009 [Member] | Exercise Price $1.15 Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price							1.15
Granted, Weighted average grant-date fair value							0.22
AllocatedShareBasedCompensationExpense																										686
2007 stock incentive plan [Member] | Options Granted on July 2009 [Member] | Exercise Price $1.57 Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price							1.57
Granted, Weighted average grant-date fair value							$ 0.12
AllocatedShareBasedCompensationExpense																										5
2007 stock incentive plan [Member] | Options Granted on November 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
AllocatedShareBasedCompensationExpense																										4
2007 stock incentive plan [Member] | Options Granted On November2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
AllocatedShareBasedCompensationExpense																										4
2007 stock incentive plan [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of options									May 31, 2016
AllocatedShareBasedCompensationExpense																										$ 201
2007 and 2011 stock incentive plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																					2,180,000
Exercise price													$ 1.57							$ 1.57	$ 2.3
Granted, Weighted average grant-date fair value													$ 0.75								$ 0.53
AllocatedShareBasedCompensationExpense													$ 314
2011 stock incentive plan [Member] [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized																												2,000,000
Exercise price																				$ 1.15
Granted, Weighted average grant-date fair value														$ 0.39	$ 0.21							$ 0.26	$ 0.22
AllocatedShareBasedCompensationExpense																				$ 1,259
Share-based compensation expense																				$ 950
2011 stock incentive plan [Member] [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life																					5 years
2011 stock incentive plan [Member] [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life																					10 years
2011 stock incentive plan [Member] [Member] | Senior Executive Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																					600,000
Options vested																					200,000
Options exercisable																					100,000						100,000
Options vested and expected to vest																											200,000
Share-based compensation expense																					$ 35